Information about financial instruments - Narrative (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / £	Dec. 31, 2017 USD ($) $ / €	Dec. 31, 2017 USD ($) $ / ₪	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / $	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) bank	Dec. 31, 2016 USD ($) $ / £	Dec. 31, 2016 USD ($) $ / €	Dec. 31, 2016 USD ($) $ / ₪	Dec. 31, 2016 USD ($) $ / $	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / £	Dec. 31, 2015 USD ($) $ / €	Dec. 31, 2015 USD ($) $ / ₪	Dec. 31, 2015 USD ($) $ / $	Dec. 31, 2015 USD ($)
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) on cash flow hedge							$ 195,000						$ (91,000)					$ 78,000
Loss transferred from other comprehensive income to the statement of operations							74,000						44,000					309,000
Gain (loss) related to ineffective position of hedging instrument							(3,000)						0					(6,000)
Derivative maturity period	12 months
Fair value	$ 24,976,000	$ 24,976,000	$ 24,976,000	$ 24,976,000	$ 24,976,000	$ 24,976,000	24,976,000	$ 24,976,000	$ 36,474,000	$ 36,474,000	$ 36,474,000	$ 36,474,000	36,474,000	$ 25,844,000	$ 25,844,000	$ 25,844,000	$ 25,844,000	25,844,000
Average rate		1.2885	1.1293	0.2780		0.7244			1.3555	1.1066	0.2605	0.7244		1.5285	1.1096	0.2573	0.7278
Available-for-sale financial assets | Long-term investments
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 353,000	$ 353,000	$ 353,000	$ 353,000	$ 353,000	$ 353,000	353,000	$ 353,000	$ 310,000	$ 310,000	$ 310,000	$ 310,000	$ 310,000	$ 321,000	$ 321,000	$ 321,000	$ 321,000	$ 321,000
Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable, percent					10.00%
Average rate | $ / €			1.1185
Impact of change in the corresponding risk variable on operating expenses							$ 2,300,000
Foreign currency risk | U.S. dollar denominated accounts
Disclosure of detailed information about financial instruments [line items]
Percentage of total revenues					100.00%
Percentage of total cost of sales					89.00%
Foreign currency risk | Euro denominated accounts
Disclosure of detailed information about financial instruments [line items]
Percentage of operating expenses					57.00%
Credit risk
Disclosure of detailed information about financial instruments [line items]
Number of banks | bank								2